UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

 (Exact name of registrant as specified in charter)

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

(Address of principal executive offices)(Zip code)

Peter C. Zeuli

Philadelphia Investment Partners, LLC

1233 Haddonfield – Berlin Road, Suite #7

Voorhees,  NJ 08043

 (Name and address of agent for service)

Registrant's telephone number, including area code: (856) 210-6779

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

PHILADELPHIA INVESTMENT PARTNERS

NEW GENERATION FUND

ANNUAL REPORT

March 31, 2014

Managers Commentary

May 13, 2014

Dear Fellow Shareholder:

The Philadelphia Investment Partners (“PIP”) New Generation Fund’s (the “Fund”) Net Asset Value (NAV) at its fiscal year-end of March 31st, 2014 was $14.27.  The Fund was up 7.34% for the 1-year period ending March 31, 2014 and up 13.27% since inception (Inception Date 06/08/2011).  During the same respective periods, the Fund’s benchmarks – S&P 500 Index, Russell 2000 Index and MSCI EAFE Index – performed as follows: S&P 500 21.86% & 46.33%; Russell 2000 24.95% & 48.85%; MSCI EAFE 14.93% & 13.56%.

The Fund’s underperformance during the past fiscal year can be attributed primarily to additional “Short” positions as well its asset allocation, and secondarily to the Fund’s individual stock positions.  As of March 31, 2014, the Fund is at its smallest net long ratio (roughly 70% to total assets) since inception.  Meaning that on a percentage basis, there are more short positions in the portfolio than in previous periods.  In addition, the underperformance can be explained by its current asset allocation model.  The Fund’s exposure to international names is higher than in previous periods.  The international markets have underperformed the US domestic markets during this time frame which subsequently has led to additional underperformance when compared with US domestic only benchmarks.  Lastly, underperformance can be attributed to the Fund’s allocation to higher beta names; most notably Angie’s List, Radio Shack, Drys Ships and Fortress Investment Group.  These higher beta names have dramatically underperformed their benchmark indexes which in turn have led to additional underperformance by the Fund.   Unfortunately, this combination of circumstances has negatively impacted the Fund over the short-term.  However, in the long-term, we feel the Fund’s current make-up should prove to be a value-added proposition for its shareholders as well as providing additional benefits in the overall portfolio management process.

The PIP New Generation Fund utilizes a proprietary long/short investment strategy of deploying assets into 3 separate asset classes: US Large Cap, US Small Cap and International.  Each asset class operates as a stand-alone long/short portfolio not only to maintain diversification, but also to potentially produce Alpha (i.e. outperformance of the benchmark index) relative to its respective benchmarks.  This is achieved by concentrating the portfolio in industries and/or sectors the portfolio manager feels would be beneficial to the overall portfolio.  PIP’s portfolio managers select the individual portfolio positions through a proprietary “Relative Value” model.  The model utilizes various factors to compare each potential investment with the average of the sector’s peer group in order to discover potential investment opportunities.

We feel our Fund and its global, long/short investment approach is most effective as a complimentary investment tool when used within a traditional, long only asset allocation model.  The Fund’s use within such a model may prove beneficial by lowering the beta, correlation and standard deviation level within the overall portfolio.  We feel our Fund is, and will continue to be a value-added investment option for the foreseeable future.

In closing, we feel that due to the Fund’s global-macro, fundamental investment style coupled with its long/short allocation, the PIP New Generation Fund (“PIPGX”) is well positioned to take advantage of the uncertain nature of the global equity markets.   One of the biggest endeavors of a new mutual fund is to attract new investors who believe in your firm and its investment strategy.  With that being said, we cannot stress enough our extreme gratitude to our shareholders for believing in our philosophy and in us. Thank you very much for investing alongside us in the PIP New Generation Fund.

Best regards,

Peter C. Zeuli, CFA

CIO/Head Portfolio Manager

pzeuli@piplp.com

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

PERFORMANCE ILLUSTRATION

MARCH 31, 2014 (UNAUDITED)

AVERAGE ANNUALIZED TOTAL RETURNS AS OF 3/31/2014

	One Year	Since Inception	Ending Value
Philadelphia Investment Partners New Generation Fund (With Load)	2.24%	2.74%	$ 10,789
Philadelphia Investment Partners New Generation Fund (Without Load)	7.34%	4.53%	$ 11,327
S&P 500 Index	21.86%	16.81%	$ 15,480

This chart assumes an initial investment of $10,000 made on the closing of June 8, 2011 (commencement of investment operations). Total return is based on the change in NAV, including sales load and without sales load, and assuming reinvestment of all dividends and other distributions.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. The Fund's performance reflects the deduction for fees and expenses. The Fund's performance is measured against the S&P 500. Investors cannot invest directly in an index.

If you purchase shares of the Philadelphia Investment Partners New Generation Fund, you will pay an initial sales charge of 4.75% when you invest, unless you qualify for a reduction or waiver of the sales charge.  The graph above reflects the sales charge.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.

The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days of purchase.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

GRAPHICAL ILLUSTRATION

MARCH 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities are represented as a percentage of the portfolio of investments.

Basic Materials
6.09%
Consumer Cyclical
8.36%
Consumer Defensive
5.24%
Energy
2.50%
Exchange Traded Funds
16.75%
Financial Services
20.31%
Healthcare
8.20%
Industrials
12.61%
Limited Partnerships
1.45%
Real Estate Investment Trusts
1.79%
Technology
16.70%

Sectors are categorized using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes securities sold short and options written.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Investments
	March 31, 2014

Shares		Value

COMMON STOCK - 92.82%

Biotechnology - 4.17%
1,150	Alexion Pharmaceuticals, Inc. * (a) (b)	$ 174,950
2,000	Alexion Pharmaceuticals, Inc. (*)(**) (b)	304,259
		479,209
Business Services - 2.13%
7,500	Western Union Co. (b)	122,700
7,500	Western Union Co. ** (b)	122,700
		245,400
Chemicals - Major Diversified - 2.33%
2,000	E. I. du Pont de Nemours and Co.(b)	134,200
2,000	E. I. du Pont de Nemours and Co. ** (b)	134,200
		268,400
Cigarettes - 1.42%
250	Philip Morris International, Inc. (b)	20,468
1,750	Philip Morris International, Inc. ** (b)	143,272
		163,740
Copper - 4.96%
5,000	Freeport-McMoRan Copper & Gold, Inc. (b)	165,350
12,250	Freeport-McMoRan Copper & Gold, Inc. ** (b)	405,107
		570,457
Commercial Banks, NEC - 1.43%
2,000	Toronto-Dominion Bank (b)	93,900
1,500	Toronto-Dominion Bank ** (b)	70,425
		164,325
Construction Machinery & Equipment - 2.80%
4,250	Manitowoc Co., Inc. (b)	133,662
6,000	Manitowoc Co., Inc. ** (b)	188,700
		322,362
Crude Petroleum & Natural Gas - 1.71%
1,000	EOG Resources, Inc. ** (b)	196,170

Department Stores - 0.37%
5,000	J.C. Penney Co., Inc. (*)(**)(a)	43,100

Diversified Investments - 1.82%
820	Goldman Sachs Group, Inc. (b)	134,357
460	Goldman Sachs Group, Inc. ** (b)	75,371
		209,728
Electronic Stores - 1.06%
22,500	Radio Shack Corp. *	47,700
35,000	Radio Shack Corp. (*)(**)	74,200
		121,900
Farm & Construction Machinery - 2.16%
1,350	Caterpillar, Inc. (b)	134,149
1,150	Caterpillar, Inc. ** (b)	114,276
		248,425
Farm Machinery & Equipment - 1.14%
2,250	Joy Global, Inc. ** (b)	130,500

General Entertainment - 2.59%
5	Priceline.com, Inc. * (b)	5,959
245	Priceline.com, Inc. (*)(**) (b)	292,013
		297,972
Internet Information Providers - 2.67%
25	Google Inc. Class A * (b)	27,863
250	Google Inc. Class A (*)(**) (b)	278,627
		306,490
Investment Advice - 4.57%
58,500	Fortress Investment Group LLC. (b)	432,900
12,500	Fortress Investment Group LLC. ** (b)	92,500
		525,400
Investment Brokerage-National - 4.43%
2,000	TD Ameritrade Holding Corp. (b)	67,900
13,000	TD Ameritrade Holding Corp. ** (b)	441,350
		509,250
Major Integrated Oil & Gas - 1.29%
250	Chevron Corp. (b)	29,728
1,000	Chevron Corp. ** (b)	118,910
		148,638
Management Services - 3.12%
2,650	Accenture PLC Class A (Ireland) (b)	211,258
1,850	Accenture PLC Class A (Ireland) ** (b)	147,482
		358,740
Money Center Banks - 4.36%
5,000	JP Morgan Chase & Co. ** (b)	303,550
1,000	Royal Bank of Canada (b)	65,990
2,000	Royal Bank of Canada ** (b)	131,980
		501,520
Personal Computers - 2.33%
200	Apple, Inc. (b)	107,348
300	Apple, Inc. ** (b)	161,022
		268,370
Pharmaceutical Preparations - 5.65%
1,750	Regeneron Pharmaceuticals, Inc. * (a) (b)	525,490
25,000	Rosetta Genomics, Ltd. *	124,500
		649,990
Processed & Packaged Goods - 3.76%
1,100	Keurig Green Mountain, Inc. (b)	116,149
3,000	Keurig Green Mountain, Inc. ** (b)	316,770
		432,919
Property & Casualty Insurance - 2.58%
1,000	ACE Ltd. (b)	99,060
2,000	ACE Ltd. ** (b)	198,120
		297,180
Restaurants - 1.70%
1,000	McDonald's Corp. (b)	98,030
1,000	McDonald's Corp. ** (b)	98,030
		196,060
Retail Catalog & Mail Order Houses - 2.05%
100	Amazon.com, Inc. * (a) (b)	33,637
600	Amazon.com, Inc. (*)(**) (b)	201,819
		235,456
Semiconductor-Broad Line - 2.24%
4,000	Avago Technologies Ltd. **	257,640

Semiconductor-Specialized - 1.73%
1,000	Cirrus Logic, Inc. * (b)	19,870
9,000	Cirrus Logic, Inc. (*)(**) (b)	178,830
		198,700
Services-Advertising - 2.48%
8,500	Angie's List, Inc. * (b)	103,530
14,900	Angie's List, Inc. (*)(**) (b)	181,482
		285,012
Services-Computer Integrated Systems Design - 1.56%
3,500	Yahoo! Inc. * (b)	125,650
1,500	Yahoo! Inc. (*)(**) (b)	53,850
		179,500
Services-Computer Programming Services - 1.54%
2,000	Cognizant Technology Solutions Corp. * (b)	101,200
1,500	Cognizant Technology Solutions Corp. (*)(**) (b)	75,900
		177,100
Services-Prepackaged Software - 2.35%
1,000	Medidata Solutions, Inc. *	54,340
1,000	Vmware, Inc. * (b)	108,020
1,000	Vmware, Inc. (*)(**) (b)	108,020
		270,380
Shipping - 9.00%
117,500	DryShips, Inc. * (b)	379,525
13,000	Ship Finance International Ltd. (b)	233,610
23,500	Ship Finance International Ltd. ** (b)	422,295
		1,035,430
Specialty Eateries - 2.23%
500	Starbucks Corp. (b)	36,690
3,000	Starbucks Corp. ** (b)	220,140
		256,830
Tobacco - 1.09%
4,000	Japan Tobacco, Inc.	124,800

TOTAL COMMON STOCK (Cost $9,828,280) - 92.82%		$ 10,677,093

EXCHANGE TRADED FUNDS - 20.06%
5,000	IQ Global Agribusiness Small Cap	132,450
4,000	IQ Global Agribusiness Small Cap **	105,960
3,000	iShares MSCI Germany Index (b)	94,050
5,000	iShares MSCI Germany Index ** (b)	156,750
6,000	iShares MSCI Hong Kong Index (b)	118,680
7,000	iShares MSCI Hong Kong Index ** (b)	138,460
11,000	iShares MSCI Japan ETF (b)	124,630
5,000	iShares MSCI Japan ETF ** (b)	56,650
8,000	iShares MSCI Malaysia	125,200
3,000	iShares MSCI Mexico Capped (b)	191,850
4,000	iShares MSCI South Africa Index (b)	264,840
1,000	Market Vectors TR Russia ETF	23,990
1,500	Market Vectors Uranium+Nuclear Energy ETF	75,675
500	SPDR Gold Shares * (b)	61,805
850	SPDR Gold Shares (*)(**) (b)	105,068
17,325	United States Natural Gas Fund * (b)	423,076
4,425	United States Natural Gas Fund (*)(**) (b)	108,059

TOTAL EXCHANGE TRADED FUNDS (Cost $2,237,257) - 20.06%		$ 2,307,193

LIMITED PARTNERSHIPS - 1.74%
4,650	Blackstone Group L.P.	154,612
1,350	Blackstone Group L.P. **	44,888

TOTAL LIMITED PARTNERSHIPS (Cost $183,292) - 1.74%		$ 199,500

REAL ESTATE INVESTMENT TRUSTS - 2.15%
15,000	Invesco Mortgage Capital, Inc. **	247,050

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $230,839) - 2.15%		$ 247,050

PUT OPTIONS - 1.79% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Accenture PLC
4,000	May 2014 Put @ $75.00	3,800

	ACE Ltd.
2,500	May 2014 Put @ $90.00	750

	Apple, Inc.
500	April 2014 Put @ $500.00	300

	Alexion Pharmaceuticals, Inc.
2,000	May 2014 Put @ $160.00	30,900

	Amazon.com, Inc.
800	May 2014 Put @ $320.00	8,280

	Angie's List, Inc.
12,000	May 2014 Put @ $12.50	18,600

	Auxilium Pharmaceuticals Inc.
2,000	June 2014 Put @ $22.50	2,050

	Avago Technologies Ltd.
4,000	April 2014 Put @ $47.50	1,000

	Blackstone Group L.P.
6,000	April 2014 Put @ $30.00	720

	Caterpillar, Inc.
3,000	April 2014 Put @ $85.00	150

	Chevron Corp.
1,200	May 2014 Put @ $105.00	216

	Cirrus Logic, Inc.
10,000	April 2014 Put @ $17.00	500

	Cognizant Technology Solutions Corp.
4,000	April 2014 Put @ $43.75	200

	DryShips, Inc.
75,000	April 2014 Put @ $3.00	6,000

	E. I. du Pont de Nemours and Co.
3,500	April 2014 Put @ $57.50	140

	EOG Resources, Inc.
900	April 2014 Put @ $160.00	54

	Fortress Investment Group LLC
15,000	June 2014 Put @ $7.00	5,400

	The Goldman Sachs Group, Inc.
1,200	April 2014 Put @ $150.00	396

	Google, Inc., Class A
400	May 2014 Put @ $1,070.00	10,356

	Keurig Green Mountain, Inc.
4,700	May 2014 Put @ $105.00	40,185

	Keurig Green Mountain, Inc.
1,500	May 2014 Put @ $95.00	6,675

	Invesco Mortgage Capital, Inc.
15,000	July 2014 Put @ $15.00	4,200

	iShares MSCI Germany Index Fund
4,000	April 2014 Put @ $29.00	400

	iShares MSCI Hong Kong Index Fund
13,000	June 2014 Put @ $18.00	1,950

	iShares MSCI Japan
16,000	June 2014 Put @ $10.00	880

	iShares MSCI Mexico Capped
3,000	June 2014 Put @ $54.00	1,080

	iShares MSCI South Africa Index
3,500	April 2014 Put @ $55.00	1,225

	iShares Nasdaq Biotechnology
1,000	May 2014 Put @ $235.00	10,600

	Freeport-McMoRan Copper & Gold, Inc.
12,000	May 2014 Put @ $28.00	1,920

	SPDR Gold Shares
1,000	May 2014 Put @ $118.00	940

	Joy Global, Inc.
2,000	April 2014 Put @ $50.00	160

	JP Morgan Chase & Co.
2,500	April 2014 Put @ $55.00	250

	The Manitowoc Company, Inc.
10,000	April 2014 Put @ $29.00	2,500

	McDonald's Corp
2,000	April 2014 Put @ $87.50	60

	Priceline.com, Inc.
200	April 2014 Put @ $1,180.00	5,300

	Philip Morris International, Inc.
2,000	June 2014 Put @ $72.50	600

	Regeneron Pharmaceuticals, Inc.
1,000	April 2014 Put @ $295.00	9,500

	Russell 2000 Index
3,500	April 2014 Put @ $1,055.00	3,325

	Royal Bank of Canada
1,500	April 2014 Put @ $60.00	225

	S&P 500 Index
1,500	April 2014 Put @ $1,660.00	750

	Ship Finance International Ltd.
15,000	May 2014 Put @ $17.50	6,000

	Starbucks Corp.
4,000	May 2014 Put @ $67.50	2,880

	The Toronto-Dominion Bank
4,000	April 2014 Put @ $40.00	400

	TD Ameritrade Holding Corp.
15,000	May 2014 Put @ $30.50	4,125

	United States Natural Gas Fund
20,000	April 2014 Put @ $23.00	3,000

	VMware, Inc.
2,000	April 2014 Put @ $97.50	900

	The Western Union Co.
15,000	May 2014 Put @ $15.00	2,250

	Yahoo! Inc.
5,000	April 2014 Put @ $35.00	3,800

	Total Put Options (Premiums Paid $205,062) - 1.79%	$ 205,892

CALL OPTIONS - 1.20% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call

	Accenture PLC
2,500	May 2014 Call @ $77.50	6,850

	Angie's List, Inc.
5,000	May 2014 Call @ $12.50	6,750

	Ann, Inc.
2,500	June 2014 Call @ $50.00	562

	Annie's, Inc.
5,000	June 2014 Call @ $35.00	30,000

	Auxilium Pharmaceuticals Inc.
2,000	June 2014 Call @ $35.00	1,300

	Avanir Pharmaceuticals, Inc.
10,000	June 2014 Call @ $5.00	6,000

	Cisco Systems, Inc.
5,000	April 2014 Call @ $24.00	50

	Consumer Discretionary Select Sector SPDR
2,500	June 2014 Call @ $70.00	375

	Consumer Staples Select Sector SPDR
3,000	June 2014 Call @ $45.00	450

	Facebook, Inc.
1,000	April 2014 Call @ $67.50	300

	Financial Select Sector SPDR
5,500	April 2014 Call @ $22.00	2,585

	First Solar, Inc.
2,500	April 2014 Call @ $80.00	1,050

	Industrial Select Sector SPDR
4,000	June 2014 Call @ $55.00	1,320

	iShares MSCI South Africa Index
4,000	April 2014 Call @ $65.00	8,700

	iShares Russell 2000
4,000	May 2014 Call @ $125.00	920

	Las Vegas Sands Corp.
1,500	April 2014 Call @ $80.00	3,555

	Microsoft Corp.
5,000	April 2014 Call @ $37.00	21,500

	RadioShack Corp.
100,000	October 2014 Call @ $2.00	35,000

	Technology Select Sector SPDR
3,000	June 2014 Call @ $38.00	780

	Threshold Pharmaceuticals Inc.
5,000	June 2014 Call @ $5.00	2,750

	Time Warner Cable Inc.
2,500	April 2014 Call @ $140.00	3,125

	Twitter, Inc.
2,500	May 2014 Call @ $62.50	1,000

	Vanguard European Stock Index ETF
8,500	June 2014 Call @ $62.00	3,613

	Total Call Options (Premiums Paid $143,796) - 1.20%	$ 138,535

TOTAL INVESTMENTS (Cost $12,828,526) - 119.76%		$ 13,775,263

LIABILITIES IN EXCESS OF OTHER ASSETS - (19.76)%		(2,238,451)

NET ASSETS - 100.00%		$ 11,536,812

* Represents non-income producing security during the period.
** Securities held as collateral for securities sold short and written options at March 31, 2014.
(a) Subject to call option written.
(b) Subject to purchased put option.
The accompanying notes are an integral part of these financial statements.

	Philadelphia Investment Partners New Generation Fund
	Schedule of Securities Sold Short
	March 31, 2014

Shares		Value

COMMON STOCK

Motor Vehicles & Passenger Car Bodies
2,000	Facebook, Inc. *	$ 120,480
1,500	Tesla Motors, Inc. *	312,675

TOTAL COMMON STOCK (Proceeds $424,471)		$ 433,155

EXCHANGE TRADED FUNDS
3,000	Consumer Discret Select Sector SPDR	$ 194,160
4,000	Consumer Staples Select Sector SPDR	172,240
7,500	Financial Select Sector SPDR	167,550
4,000	Industrial Select Sector SPDR	209,320
3,000	iShares Core S&P 500	564,420
7,000	iShares Russell 2000	814,380
5,000	Technology Select Sector SPDR	181,750
17,000	Vanguard MSCI Europe ETF	1,002,150

TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,881,347)		$ 3,305,970

TOTAL SECURITIES SOLD SHORT (Total Proceeds $3,305,818)		$ 3,739,125

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Schedule of Options Written
March 31, 2014

	CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Alexion Pharmaceuticals, Inc.
1,500	April 2014 Call @ $165.00	$ 2,550

	Ann, Inc.
2,500	June 2014 Call @ $44.00	3,375

	Auxilium Pharmaceuticals Inc.
2,000	June 2014 Call @ $45.00	500

	Avanir Pharmaceuticals, Inc.
10,000	June 2014 Call @ $7.00	2,750

	First Solar, Inc.
2,500	April 2014 Call @ $70.00	6,300

	J. C. Penney Company, Inc.
5,000	April 2014 Call @ $9.00	1,250

	Microsoft Corp.
5,000	April 2014 Call @ $41.00	3,700

	Regeneron Pharmaceuticals, Inc.
1,000	April 2014 Call @ $330.00	1,900

	Regeneron Pharmaceuticals, Inc.
500	May 2014 Call @ $320.00	5,590

	Tesla Motors, Inc.
1,500	June 2014 Call @ $245.00	16,065

	Twitter, Inc.
1,500	May 2014 Call @ $50.00	3,975

	Twitter, Inc.
1,500	May 2014 Call @ $52.50	2,850

	Twitter, Inc.
1,500	May 2014 Call @ $55.00	2,025

	Total Call Options Written (Premiums Received $97,588)	$ 52,830

	PUT OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	Accenture PLC
4,500	May 2014 Put @ $77.50	7,650

	ACE Ltd.
1,500	May 2014 Put @ $95.00	1,560

	Alexion Pharmaceuticals, Inc.
1,500	May 2014 Put @ $170.00	33,000

	Amazon.com, Inc.
400	May 2014 Put @ $355.00	11,304

	Annie's, Inc.
2,500	June 2014 Put @ $30.00	2,750

	Apple Inc.
300	April 2014 Put @ $520.00	780

	Auxilium Pharmaceuticals Inc.
2,000	June 2014 Put @ $30.00	9,200

	Avago Technologies Ltd.
2,000	April 2014 Put @ $52.50	500

	The Blackstone Group L.P.
3,000	April 2014 Put @ $33.00	2,340

	Caterpillar, Inc.
1,500	April 2014 Put @ $90.00	165

	Chevron Corp.
600	May 2014 Put @ $110.00	276

	Cirrus Logic, Inc.
5,000	April 2014 Put @ $18.00	750

	Cognizant Technology Solutions Corp.
2,400	April 2014 Put @ $46.25	360

	Consumer Discretionary Select Sector SPDR
1,000	June 2014 Put @ $58.00	365

	E. I. du Pont de Nemours and Co.
2,000	April 2014 Put @ $60.00	120

	EOG Resources, Inc.
500	April 2014 Put @ $170.00	35

	Financial Select Sector SPDR
4,000	April 2014 Put @ $19.00	80

	Freeport-McMoRan Copper & Gold, Inc.
6,000	May 2014 Put @ $29.00	1,440

	The Goldman Sachs Group, Inc.
600	April 2014 Put @ $160.00	984

	Google, Inc.
200	May 2014 Put @ $1,145.00	11,980

	Keurig Green Mountain, Inc.
4,000	May 2014 Put @ $110.00	46,520

	Invesco Mortgage Capital Inc.
7,500	July 2014 Put @ $16.00	4,875

	iShares MSCI Japan
4,000	June 2014 Put @ $11.00	1,000

	iShares MSCI Mexico Capped
1,500	June 2014 Put @ $57.00	945

	iShares MSCI South Africa Index
2,000	April 2014 Put @ $58.00	1,000

	iShares Russell 2000
2,000	May 2014 Put @ $105.00	1,200

	Joy Global, Inc.
1,000	April 2014 Put @ $52.50	160

	JPMorgan Chase & Co.
5,000	April 2014 Put @ $52.50	250

	The Manitowoc Company, Inc.
5,000	April 2014 Put @ $31.00	3,250

	McDonald's Corp.
1,000	April 2014 Put @ $92.50	60

	Priceline.com, Inc.
200	April 2014 Put @ $1,230.00	10,820

	Radio Shack Corp.
25,000	April 2014 Put @ $2.00	3,250

	Russell 2000 Index
3,500	April 2014 Put @ $1,095.00	9,345

	S&P 500 Index
1,500	April 2014 Put @ $1,720.00	1,500

	SPDR Gold Shares
500	May 2014 Put @ $123.00	1,205

	Starbucks Corp.
2,000	May 2014 Put @ $72.50	4,400

	TD Ameritrade Holding Corp.
7,500	May 2014 Put @ $32.50	4,875

	Tesla Motors, Inc.
1,500	June 2014 Put @ $190.00	22,350

	The Toronto-Dominion Bank
2,000	April 2014 Put @ $42.50	300

	United States Natural Gas
5,000	April 2014 Put @ $24.00	2,250

	Vanguard European Stock Index ETF
2,500	June 2014 Put @ $50.00	438

	VMware, Inc.
1,000	April 2014 Put @ $100.00	850

	The Western Union Co.
7,500	May 2014 Put @ $16.00	3,450

	Yahoo!, Inc.
2,500	April 2014 Put @ $37.00	4,650

	Total Put Options Written (Premiums Received $193,930)	$ 214,582

TOTAL WRITTEN OPTIONS (Premium Received $291,518)		$ 267,412

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Assets and Liabilities
March 31, 2014

Assets:
Investments in Securities, at Value (Cost $12,828,526)	$ 13,775,263
Cash held at Broker for Securities Sold Short	1,765,538
Receivables:
Due from Advisor	26,349
Dividends and Interest	14,551
Portfolio Securities Sold	209,202
Prepaid Expenses	11,019
Total Assets	15,801,922
Liabilities:
Options Written, at Value (Premium Received $291,518)	267,412
Securities Sold Short, at Value (Proceeds $3,305,818)	3,739,125
Payables:
Due to Custodian	33,326
Portfolio Securities Purchased	198,486
Accrued Expenses	26,761
Total Liabilities	4,265,110
Net Assets	$ 11,536,812

Net Assets Consist of:
Paid In Capital	$ 11,317,153
Accumulated Net Investment Loss	(8,530)
Accumulated Realized Loss on Investments	(309,347)
Unrealized Appreciation in Value of Investments	537,536
Net Assets	$ 11,536,812

Shares Outstanding (Unlimited number of shares authorized, no par value)	808,716

Net Asset Value and Redemption Price Per Share	$ 14.27

Maximum Offering Price Per Share ($14.27/0.9525)	$ 14.98

Short-Term Redemption Price Per Share ($14.27 x 0.98) *	$ 13.98

* The Fund will impose a 2.00% redemption fee on shares redeemed within 60 days of purchase.
The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statement of Operations
For the Year Ended March 31, 2014

Investment Income:
Dividends	$ 268,400
Total Investment Income	268,400

Expenses:
Advisory Fees (Note 4)	152,927
Transfer Agent & Accounting Fees	29,805
Administrative Fees	6,448
Shareholder Service Fees (Note 6)	25,659
Compliance Fees	8,032
Registration Fees	4,083
Audit Fees	22,159
Legal Fees	31,463
Insurance Fees	14,194
Miscellaneous Fees	4,804
Custodial Fees	6,004
Trustee Fees	4,100
Printing and Mailing	2,113
Interest Expense	88,253
Dividends on Securities Sold Short	63,739
Total Expenses	463,783
Fees Paid Indirectly (Note 2)	(23,837)
Fees Waived and Reimbursed by the Advisor (Note 4)	(110,625)
Net Expenses	329,321

Net Investment Loss	(60,921)

Realized Gain/(Loss) on:
Investments in Securities	1,462,607
Investments in Options	(776,399)
Options Written	(447,617)
Securities Sold Short	453,740
Capital Gain Distributions from Investment Companies	927
Net Realized Gain on Investments, Options and Securities Sold Short	693,258

Change in Unrealized Appreciation/(Depreciation) on:
Investments in Securities	148,123
Investments in Options	34,543
Options Written	(18,293)
Securities Sold Short	(75,220)
Net Change in Unrealized Appreciation	89,153

Net Realized and Unrealized Gain on Investments	782,411

Net Increase in Net Assets Resulting from Operations	$ 721,490

The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	3/31/2014	3/31/2013
Increase/(Decrease) in Net Assets From Operations:
Net Investment Loss	$ (60,921)	$ (58,984)
Net Realized Gain on Investments in Securities	1,462,607	487,086
Net Realized Loss on Investments in Options	(776,399)	(495,156)
Net Realized Gain/(Loss) on Options Written	(447,617)	710,220
Net Realized Gain/(Loss) on Securities Sold Short	453,740	(122,703)
Capital Gain Distributions from Investment Companies	927	-
Change in Unrealized Appreciation/(Depreciation) on Investments in Securities	148,123	(183,005)
Change in Unrealized Appreciation/(Depreciation) on Investments in Options	34,543	(41,812)
Change in Unrealized Appreciation/(Depreciation) on Options Written	(18,293)	10,736
Change in Unrealized Depreciation on Securities Sold Short	(75,220)	(156,292)
Net Increase in Net Assets Resulting from Operations	721,490	150,090

Distributions to Shareholders:
Realized Gains	(884,947)	(399,125)
Distributions from Paid in Capital	(399,697)	-
Total Distributions Paid to Shareholders	(1,284,644)	(399,125)

Capital Share Transactions (Note 7)	3,292,431	1,499,754

Total Increase in Net Assets	2,729,277	1,250,719

Net Assets:
Beginning of Year	8,807,535	7,556,816

End of Year (including accumulated undistributed net investment	$ 11,536,812	$ 8,807,535
Income (Loss) of $(8,530) and $3,176, respectively).

The accompanying notes are an integral part of these financial statements.

Philadelphia Investment Partners New Generation Fund
Financial Highlights
Selected data for a share outstanding throughout each period presented.

	Year Ended	Year Ended	Period Ended	(a)
	3/31/2014	3/31/2013	3/31/2012

Net Asset Value, at Beginning of Period	$ 15.01	$ 15.58	$ 15.00

From Investment Operations:
Net Investment Loss *	(0.09)	(0.12)	(0.09)
Net Realized and Unrealized Gain on Investments	1.19	0.34	0.67
Total from Investment Operations	1.10	0.22	0.58

Distributions:
Realized Gains	(1.27)	(0.79)	-
Paid in Capital	(0.57)	-	-
Total from Distributions	(1.84)	(0.79)	-

Net Asset Value, at End of Period	$ 14.27	$ 15.01	$ 15.58

Total Return **	7.34%	1.59%	3.87%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,537	$ 8,808	$ 7,557
Before Waiver/Recapture:
Ratio of Expenses to Average Net Assets	4.52%	5.46%	6.80%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	3.04%	3.93%	5.71%	***
After Waiver/Recapture:
Ratio of Expenses to Average Net Assets	3.21%	3.49%	3.05%	***
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	1.73%	1.96%	1.96%	***
Ratio of Net Investment Loss to Average Net Assets	(0.59)%	(0.78)%	(0.78)%	***
Portfolio Turnover	334.78%	91.43%	120.12%	(b)

(a) For the period June 8, 2011 (commenced operations) through March 31, 2012.
(b) Not Annualized for periods less than one year.
* Per share net investment loss has been determined on the basis of average shares outstanding during the period.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2014

NOTE 1. ORGANIZATION

Philadelphia Investment Partners New Generation Fund (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is authorized to issue an unlimited number of shares of beneficial interest (the “Shares”) with no par value. Shares of the Trust may be offered in one or more classes or series. The Trust currently offers Shares of one diversified portfolio, also named Philadelphia Investment Partners New Generation Fund (the “Fund”).

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by establishing long and short positions in equity securities of domestic and foreign companies.

The Board of Trustees (the “Board”) is authorized to engage an investment advisor and it has selected Philadelphia Investment Partners, LLC (the “Investment Advisor”) to manage the Fund’s portfolio and operations, pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). The Investment Advisor is a New Jersey limited liability company that is registered as an investment advisor under the Investment Advisors Act of 1940, as amended. Under the Investment Advisory Agreement, the Investment Advisor provides investment advisory services to the Fund, including the day-to-day management of the Fund’s investments subject to the ultimate supervision of the Board.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. Exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects any risk of loss to be remote.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America.

Use of Estimates- The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences may be significant.

Security Valuation- The Fund’s securities, including short positions, are valued at current market prices.  Investments in securities traded on a principal exchange (U. S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask price on the valuation date.  Securities for which market values are not readily available, or for which the Investment Advisor believes the market value is unreliable (including, for example, certain foreign securities, thinly-traded securities, or when there is a particular event that may affect the value of a security), are valued by the Investment Advisor at their fair values pursuant to guidelines established by the Board, and under the ultimate oversight of the Board.  Short-term fixed income securities with remaining maturities of 60 days or less and of sufficient credit quality, are valued at amortized cost.

Options and futures contracts traded on a securities exchange or board of trade generally are valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price on the principal exchange where they are traded.  Options on indices are valued at the closing mid-market price.  If such prices are not available, options and futures contracts are valued by the Investment Advisor, pursuant to guidelines established by the Board and under the ultimate oversight of the Board, at their fair values based on quotations from dealers, and if such quotations are not available, based on factors in the markets where such securities and derivatives trade, such as security and bond prices, and interest rates.

In accordance with the Trust’s good faith pricing guidelines, the Investment Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Investment Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Share Valuation- The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

Security Transaction Timing- Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. The Fund uses the first in first out method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

Redemption Fee – To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Fund will impose a redemption fee of 2.00% of the total redemption amount (calculated at fair value) if shares are redeemed within 60 days of initial purchase. Redemption fees are retained by the Fund. There were no redemption fees collected for the Fund during the year ended March 31, 2014.

Short Sales- The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Option Writing- When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Income Taxes- The Fund's policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the year ended March 31, 2014, related to uncertain tax positions expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year ended March 31, 2014, the Fund did not incur any interest or penalties.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

Commission Recapture:  The Fund executed trades with a certain broker pursuant to a commission recapture agreement under which certain Fund expenses could be paid by such broker or rebates could be given to the Fund. For the year ended March 31, 2014, the amount received by the Fund under this arrangement was $34,262.

Reclassification of Capital Account: GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and accumulated net realized gains on a tax basis, which is considered to be more informative to shareholders.  On March 31, 2014, accumulated net investment loss was decreased by $49,215, accumulated realized loss on investments was increased by $151, and paid in capital was decreased by $49,064.

NOTE 3. SECURITY VALUATIONS

The Fund's securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs used to value the Fund’s assets measured at fair value as of March 31, 2014 is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs, including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

	Financial Instruments—Assets
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,677,093	$ -	$ -	$ 10,677,093
Exchange Traded Funds	2,307,193	-	-	2,307,193
Limited Partnerships	199,500	-	-	199,500
Real Estate Investment Trusts	247,050	-	-	247,050
Put Options Purchased	192,303	13,589	-	205,892
Call Options Purchased	92,910	45,625	-	138,535
Total	$ 13,716,049	$ 59,214	$ -	$ 13,775,263

	Financial Instruments—Liabilities
Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$ (433,155)	$ -	$ -	$ (433,155)
Exchange Traded Funds	(3,305,970)	-	-	(3,305,970)
Call Options Written	(49,580)	(3,250)	-	(52,830)
Put Options Written	(162,034)	(52,548)	-	(214,582)
Total	$ (3,950,739)	$ (55,798)	$ -	$ (4,006,537)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the year ended March 31, 2014. There were no transfers into or out of Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

NOTE 4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust, on behalf of the Fund, has an Investment Advisory Agreement with the Investment Advisor to furnish investment advisory and management services to the Fund. For its services, the Fund will pay the Investment Advisor an investment advisory fee, computed daily and payable monthly (in arrears) at an annual rate of 1.49% of the average daily net assets held in the Fund.

In the interest of limiting Fund expenses, the Investment Advisor has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Investment Advisor has agreed to reduce its fees and/or reimburse expenses in order to limit the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, acquired fund fees and expenses, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, extraordinary expenses, and brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) to an annual rate of 1.96% of the Fund’s average net assets. To the extent that the Fund incurs any excluded expenses (e.g., dividend expenses on securities sold short and interest expenses on borrowings), the net expenses will exceed 1.96%. This expense limitation agreement will have a term ending October 1, 2014. To the extent that the Investment Advisor reduces its fees and/or reimburses expenses to satisfy the expense limitation, it may seek repayment of a portion or all of such amounts at any time within three years after such amounts were reduced or reimbursed, subject to the 1.96% expense cap. Any such recoupment by the Investment Advisor is subject to approval by the Board. This expense limitation agreement may be terminated prior to October 1, 2014 only with the consent of the Board. For the year ended March 31, 2014, the Fund incurred advisory fees of $152,927, and the Advisor reduced its fees and reimbursed expenses in the amount of $110,625.  As of March 31, 2014, the Investment Advisor owed the Fund $26,439.

As of March 31, 2014, the following is subject to repayment by the Fund to the Investment Advisor pursuant to the expense limitation agreement:

Fiscal Year Ended	Recoverable Through	Fund
March 31, 2012	March 31, 2015	$131,463
March 31, 2013	March 31, 2016	$148,967
March 31, 2014	March 31, 2017	$110,625

Rafferty Capital Markets, LLC (“Rafferty”) will serve as the Fund’s primary underwriter and distributor of its Shares pursuant to an Underwriting Agreement with the Trust.  Rafferty serves for the limited purpose of acting as statutory underwriter to facilitate the distribution of Shares of the Fund.  For its services as the principal underwriter to the Fund, Rafferty is entitled to be paid an annual fixed fee of $11,000 by the Fund, and to retain the portion of the underwriting concession that is not re-allowed to selling brokers.  Rafferty may receive brokerage commissions for the sale of Fund Shares.  Rafferty may also receive out-of-pocket expenses and fees for tasks such as advertising review and supervising Trust personnel who may be registered persons.  Currently, one Trust Officer, Joseph B. Duncan, is also a registered person with Rafferty.  The Fund charges a maximum front-end sales charge of 4.75%. There were no aggregate underwriter concessions on all sales of Fund Shares during the year ended March 31, 2014.  For the year ended March 31, 2014, Rafferty did not receive a payment in sales commissions for the sale of Fund Shares.

NOTE 5. TRUSTEES’ FEES

For the year ended March 31, 2014, the Trust paid trustees’ fees of $4,100 to its Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).  The Trust does not pay its Independent Trustees an annual retainer but does pay them a fee of $250 per meeting attended and reimburses them for their travel and incidental expenses incurred by them in connection with their attendance at Board meetings.  The Trustees and Officers of the Trust who are officers and employees of the Investment Advisor do not receive compensation from the Trust for their services and are paid for their services by the Investment Advisor.  The Trust’s Chief Compliance Officer is not an officer or employee of the Investment Advisor and is compensated directly by the Fund for his services.

NOTE 6. SHAREHOLDER SERVICE FEES

The Trust has adopted a Shareholder Services Plan that provides that the Fund may pay financial intermediaries and the Investment Advisor for shareholder services in an annual amount not to exceed 0.25% based on average daily net assets. The Shareholder Services Plan is not adopted pursuant to the Rule 12b-1 under the 1940 Act, and the fee under the Shareholder Services Plan is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority.  For the year ended March 31, 2014, the Fund incurred shareholder servicing fees of $25,659.

NOTE 7. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series.  Paid in capital at March 31, 2014, was $11,317,153 representing 808,716 shares outstanding.

Transactions in capital stock were as follows:

	Year Ended March 31, 2014		Year Ended March 31, 2013
	Shares	Capital	Shares	Capital
Shares sold	183,336	$ 2,775,509	163,982	$ 2,460,305
Shares reinvested	90,087	1,284,644	27,450	399,125
Shares redeemed	(51,303)	(767,722)	(89,896)	(1,360,170)
Net Increase	222,120	$ 3,292,431	101,536	$ 1,499,260

There was no redemption fees collected for the Fund during the year ended March 31, 2014. There was $494 in redemption fees collected for the Fund during the year ended March 31, 2013, and included in the capital share transactions on the Statement of Changes.

NOTE 8. OPTIONS

Transactions in written options during the year ended March 31, 2014, were as follows:

	Number of	Premiums Received
	Contracts
Options outstanding at March 31, 2013	3,588	$ 186,336
Options written	31,669	2,522,270
Options exercised	(404)	(29,236)
Options expired	(16,197)	(890,942)
Options terminated in closing purchase transaction	(16,929)	(1,496,910)
Options outstanding at March 31, 2014	1,727	$ 291,518

Transactions in purchased options during the year ended March 31, 2014, were as follows:

	Number of	Premiums Paid
	Contracts
Options outstanding at March 31, 2013	3,337	$ 255,127
Options purchased	35,270	3,088,693
Options exercised	(298)	(39,853)
Options expired	(12,806)	(795,326)
Options terminated in closing sale transaction	(20,349)	(2,159,783)
Options outstanding at March 31, 2014	5,154	$ 348,858

The location on the statement of assets and liabilities of the Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Financial Investment Type		Location
	Asset Derivatives
Investments in Securities	$344,427	Investments in Securities, at Value

	Liability Derivatives
Options Written	($267,412)	Options Written, at Value

All derivatives held during the year contained equity risk exposure. Realized and unrealized gains and losses on derivatives contracts entered into during the year ended March 31, 2014, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Change in Unrealized Gain/(Loss)
Investment in Options	Realized Loss on Investments in Options	($776,399)	Change in Unrealized Appreciation on Investments in Options	$34,543
Options Written	Realized Loss on Options Written	($447,617)	Change in Unrealized Depreciation Options Written	($18,293)

The Fund engages in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Fund may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option.

The Fund engages in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Fund's use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Advisor makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Fund, and may also subject the Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Fund recognizes a realized gain or loss when the option is sold or expired. Option holdings within the Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The options outstanding as of March 31, 2014 as disclosed in the Notes to the Financial Statements, and the amounts of realized and changes in unrealized gains and losses on options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity for the Fund.

NOTE 9. INVESTMENT TRANSACTIONS

For the year ended March 31, 2014, purchases and sales of investment securities other than U.S. Government obligations, short-term investments, options, and securities sold short aggregated $39,886,924 and $36,364,630, respectively. Purchases and sales of securities sold short aggregated $2,725,327 and $3,466,158, respectively. Purchases and sales of options aggregated $3,088,778 and $2,218,564, respectively.  Purchases and sales of options written aggregated $1,973,193 and $2,522,170, respectively.

NOTE 10. TAX MATTERS

For the year ended March 31, 2014, the Fund paid a short-term capital gain distribution of $264,128, a long-term capital gain distribution of $620,819, and a distribution from paid in capital of $399,697.

For the year ended March 31, 2013, the Fund paid a short-term capital gain distribution of $327,962, and a long-term capital gain distribution of $71,163.

At March 31, 2014, the components of distributable earnings on a tax basis were as follows:

Other Book/Tax Differences	$(22,744)
Unrealized appreciation on value of investments	242,403
Total accumulated earnings	$219,659

At March 31, 2014, the cost of investments for federal income tax purposes was $9,526,323 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,209,622
Unrealized depreciation	(967,219)
Net unrealized appreciation *	$ 242,403

* The difference between book-basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales and straddles and mark to market on 1256 contracts.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal and state tax returns for the prior three fiscal years (2012-2013) remain subject to examination by the Internal Revenue Service.

NOTE 11. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2014, Charles Schwab & Co., in omnibus accounts, in aggregate, owned approximately 99.68% of the Fund and may be deemed to control the Fund.

NOTE 12. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

NOTE 13. CHANGE OF SERVICE PROVIDER

On May 23, 2013, the Board of Trustees of the Trust, upon the recommendation of the Audit Committee of the Board of Trustees, determined not to retain KPMG LLP (“KPMG”) and approved a change of the Trust’s independent registered public accounting firm to BBD, LLP (“BBD”) for the Trust and Fund, for the fiscal year ending March 31, 2014. The selection of BBD as the Fund’s independent registered public accountants was approved by the Trust’s Board of Trustees, including a majority of the members of the Board of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act).  KPMG was notified of the change on June 26, 2013.  During the Fund’s fiscal years or periods ended March 31, 2013 and March 31, 2012 and the subsequent interim period through June 26, 2013, neither the Trust, the Fund nor anyone on their behalf has consulted BBD on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).  KPMG’s reports on the Fund’s financial statements for the fiscal years or periods ended March 31, 2013 and March 31, 2012 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles.  Further, in connection with its audits for the fiscal years ended March 31, 2013 and March 31, 2012, and through June 26, 2013, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure which, if not resolved to the satisfaction of KPMG, would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Philadelphia Investment Partners

and the Shareholders of Philadelphia Investment Partners New Generation Fund

We have audited the accompanying statement of assets and liabilities of the Philadelphia Investment Partners New Generation Fund, including the schedule of investments, as of March 31, 2014, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.   The statement of changes in net assets for the year ended March 31, 2013 and the financial highlights for each year or period presented through the year ended March 31, 2013, have been audited by other auditors, whose report dated May 30, 2013, expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2014 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Philadelphia Investment Partners New Generation Fund as of March 31, 2014, and the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

May 29, 2014

Philadelphia Investment Partners New Generation Fund
Expense Illustration
March 31, 2014 (Unaudited)

Expense Example

As a shareholder of the Philadelphia Investment Partners New Generation Fund (the "Fund"), you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2013 through March 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2013	March 31, 2014	October 1, 2013 to March 31, 2014

Actual	$1,000.00	$1,053.08	$14.23
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,011.07	$13.94

* Expenses are equal to the Fund's annualized expense ratio of 2.78%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

TRUSTEES AND OFFICERS

MARCH 31, 2014 (UNAUDITED)

The following table provides information regarding each Trustee and Officer of the Trust. The mailing address for each Trustee and Officer is c/o the Trust, 1233 Haddonfield-Berlin Road, Suite #7, Voorhees, NJ  08043.

Name and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served *	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex to be Overseen by Director **	All Directorships Held by Director during the Past Five Years ***

Interested Trustees:

Peter C. Zeuli Age: 45	Chairman of the Board, Trustee, President, Chief Financial Officer	2010	President and Founder of the Investment Adviser, 2000 to Present.	1	None

Name and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served *	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex to be Overseen by Director **	All Directorships Held by Director during the Past Five Years ***

Independent Trustees:

Salvatore M. Cutrona, Sr. Age: 63	Trustee	2010	President, Salvatore M. Cutrona Family Foundation, Inc. ( a private charitable trust supporting educational initiatives) 2003 to present; President, Ledgerock Capital Partners, Inc. (investment and real estate management); Retired Partner, Accenture PLC, (a global management consulting firm) 1973 to 2003	1	None

Ronald H. Shear Age: 71	Trustee	2010	Chairman, G-2 Trading, LLC (a registered broker-dealer), September 2009 to Present; prior thereto, Affiliate, Campo Investment Partners, L.P. (a hedge fund), July 2007 to Present; Independent Trader, January 2007 to July 2007; Founder, Carlin Financial Group (a registered broker-dealer, 1991-2007.	1	None

Eric J. Weinberg Age: 43	Trustee	2010	Founder of Impact Capital Strategies and is its Chief Executive Officer, responsible for all aspects of strategic growth and operations of the firm. (2011 – Present); Former Chief Operating Officer of Guggenheim Venture Partners (2008 – 2011); Adjunct faculty at the Fels Institute of Government at the University of Pennsylvania (1999 – Present)	1	None

John D. Zook Age: 64	Trustee	2010	Founder and Managing Director, Zook Dinon, PA (certified public accountants), 1979 to Present; Faculty Member, Accounting Department, LaSalle University, 1979 to Present	1	None

Officer:
David W. Kuhr Age: 51	Chief Compliance Officer	Since October 1, 2012	Chief Compliance Officer of Ancora Advisors LLC 2003 -2011; Director of Compliance of Ancora Securities, Inc .2003-2011; Director of Compliance of Ancora Capital Inc.2003-2010; Director of Compliance of The Ancora Group, 2010-2011; President of Green Bar Consulting, Inc. 2011 to Present.	1	None

* Board members are elected for an indefinite term. Each Trustee holds office until next annual meeting of shareholders at which Trustees are elected following his or her election or appointment, and until his or her successor has been elected and qualified.

** Currently, there is only one portfolio and no fund complex.

*** Includes directorship of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. “public companies”), or other investment companies registered under the 1940 Act.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

ADDITIONAL INFORMATION

MARCH 31, 2014 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on August 29, 2011. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-899-8344, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-888-899-8344 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free 1-888-899-8344 to request a copy of the SAI or to make shareholder inquiries.

INVESTMENT ADVISOR

Philadelphia Investments Partners, LLC

1233 Haddonfield-Berlin Road, Suite 7

Voorhees, NJ  08043

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Montgomery, McCracken, Walker & Rhoads, LLP

123 South Broad Street

Avenue of Arts

Philadelphia, PA  19109

CUSTODIAN

Union Bank

350 California Street

San Francisco, CA  94104

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2014

$ 13,000

FY 2013

$ 32,500

(b)

Audit-Related Fees

Registrant

FY 2014

$ 0,000

FY 2013

$ 1,500

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2014

$ 2,000

FY 2013

$ 5,750

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2014

$ 0

FY 2013

$ 0

Nature of the fees:

Not applicable.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2014

$ 2,000

FY 2013

$ 5,750

(h)

The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By /s/Peter C. Zeuli

*Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date June 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Peter C. Zeuli

*Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date June 3, 2014

* Print the name and title of each signing officer under his or her signature.